Financial Instruments - Summary of Partnership's Loan Receivables and Other Financing Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Financing Receivable, Recorded Investment [Line Items]
Direct financing leases (note 6)	$ 561,437	$ 575,163
Other receivables:
Total loans receivables and other financing receivables	699,805	712,243
Pass [Member] | Performing Financial Instruments [Member]
Financing Receivable, Recorded Investment [Line Items]
Direct financing leases (note 6)	561,437	575,163
Other receivables:
Long-term receivable and accrued revenue included in other assets	6,871	5,694
Internal Investment Grade [Member] | Performing Financial Instruments [Member]
Other receivables:
Advances to equity-accounted joint ventures (note 7)	$ 131,497	$ 131,386